                                                      [LOGO]
                             GT GLOBAL DOLLAR FUND
                      Fifty California Street, 27th Floor
                        San Francisco, California 94111
                       General Telephone No. 415/392-6181
                     General Fund Information 800/824-1580

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--------------------------------------------------------------------------------

                          REPORT FROM THE FUND MANAGER

    The Fund's total return for the six months ended June 30, 1997, was 2.22% for Class A shares and 1.84% for Class B shares. As of June 30, 1997, the Fund's SEC seven-day yield was 4.50% for Class A shares and 3.76% for Class B shares. Because the Fund invests only in short-term debt obligations with remaining maturities of 13 months or less, its performance generally reflects the level of short-term interest rates.

    U.S. fixed income markets continued their roller coaster ride during the first six months of 1997. Yields on fixed income securities rose during the first three months of the year as the pace of economic growth increased during the quarter. However, this growth spurt moderated in the second quarter, and fears of runaway growth coupled with accelerating inflation subsided. As a result, yields on 90-day Treasury bills ended the six-month period where they began.

    While fixed income markets have been experiencing short-term volatility, longer-term interest rate swings have become much more moderate than they were in the 1980's and early 1990s. This trend results from the current economic environment, characterized by smaller swings in economic activity and benign inflation. Steadily increasing worker productivity, reduced backlogs due to better inventory management, and freer trade and capital flows have all contributed to stable economic growth with decelerating inflation.

    Risk premiums have been steadily declining as economic and inflation risks have been temporarily reduced. This has been manifested in tighter yield spreads across different quality instruments -- the pickup in yield that accompanies moving down in quality has declined. Also, the yield curve has flattened, reducing the yield pickup earned by purchasing longer dated maturities.

    While this financial nirvana is not forecast to change in the near term, we also know it will not last forever. Accordingly, we have continued to maintain a high-quality bias in the portfolio; the average maturity has been kept on the shorter side since we are not sacrificing any yield to be defensive in this environment. We continue to believe the economy will grow at a trend rate with low inflation, but inflation scares are likely to continue, and short-term volatility will be evident even though the longer-term trend in rates remains intact. The real rate of return available to short-term, high-quality investments continues to be attractive, and the Fund's management will provide the opportunity to participate in this segment of the market.

JOHN GEISSINGER                                             HEIDE KOCH
PORTFOLIO MANAGER                                           PORTFOLIO MANAGER
NEW YORK                                                    NEW YORK

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
                             GT GLOBAL DOLLAR FUND

                            PORTFOLIO OF INVESTMENTS

                           June 30, 1997 (Unaudited)

--------------------------------------------------------------------------------

                                                                               MATURITY    PRINCIPAL      VALUE        % OF NET
SHORT-TERM INVESTMENTS                                               YIELD       DATE       AMOUNT       (NOTE 1)       ASSETS
-----------------------------------------------------------------  ---------   ---------  -----------  ------------  -------------
Commercial Paper - Discounted (28.0%)
  Walt Disney Co. ...............................................    5.45%     25-Jul-97   15,000,000  $ 14,946,900        6.5
  E.I. DuPont de Nemours & Co. ..................................    5.36%     18-Aug-97   15,000,000    14,895,600        6.5
  Ford Motor Credit Corp. .......................................    5.40%     18-Aug-97   15,000,000    14,892,400        6.4
  General Electric Capital Corp. ................................    5.82%     12-Sep-97   15,000,000    14,832,100        6.4
  Pitney Bowes Credit Corp. .....................................    5.41%     21-Jul-97    5,000,000     4,985,278        2.2
                                                                                                       ------------      -----
Total Commercial Paper - Discounted (amortized cost
 $64,552,278) ...................................................                                        64,552,278       28.0
                                                                                                       ------------      -----
Government & Government Agency Obligations (10.2%)
  Kingdom of Sweden .............................................    5.45%     29-Jul-97   14,000,000    13,942,180        6.0
  Federal Home Loan Bank ........................................    5.58%     26-Dec-97   10,000,000     9,731,517        4.2
                                                                                                       ------------      -----
Total Government & Government Agency Obligations (amortized cost
 $23,673,697) ...................................................                                        23,673,697       10.2
                                                                                                       ------------      -----
Medium-Term Notes (8.3%)
  Morgan Stanley Group, Inc.+ ...................................    5.65%     26-Aug-97   14,400,000    14,400,000        6.2
  Bear Stearns Cos., Inc.+ ......................................    5.95%     14-Nov-97    4,750,000     4,750,000        2.1
                                                                                                       ------------      -----
Total Medium-Term Notes (amortized cost $19,150,000) ............                                        19,150,000        8.3
                                                                                                       ------------      -----
Treasury Bills (6.5%)
  United States Treasury Bill ...................................    4.77%     03-Jul-97   15,000,000    14,996,208        6.5
                                                                                                       ------------      -----
Total Treasury Bills (cost $122,372,183) ........................                                        14,996,208
                                                                                                       ------------
TOTAL SHORT-TERM INVESTMENTS (cost $122,372,183) ................                                       122,372,183       53.0
                                                                                                       ------------      -----


                                                                                                          VALUE        % OF NET
REPURCHASE AGREEMENTS                                                                                    (NOTE 1)       ASSETS
-----------------------------------------------------------------                                      ------------  -------------
  Dated June 30, 1997, with State Street Bank & Trust Co., due
   July 1, 1997, for an effective yield of 5.75%, collateralized by $36,740,000 U.S. Treasury Bills, 8.25% due 8/31/97 (market value of collateral is $37,480,790, including accrued
   interest).  ..................................................                                        36,744,868       15.9
  Dated June 30, 1997, with Bank of America NT&SA, due July 1,
   1997, for an effective yield of 5.75%, collateralized by
   $25,850,000 U.S. Treasury Notes, 8.25% due 7/15/98 (market value of collateral is $27,461,677, including accrued
   interest).  ..................................................                                        26,899,296       11.6
  Dated June 30, 1997, with Bank of America NT&SA, due July 1,
   1997, for an effective yield of 5.75%, collateralized by
   $10,220,000 U.S. Treasury Notes, 5.875% due 10/31/98 (market value of collateral is $10,310,016, including accrued
   interest).  ..................................................                                        10,106,614        4.4
                                                                                                       ------------      -----
TOTAL REPURCHASE AGREEMENTS (cost $73,750,778) ..................                                        73,750,778       31.9
                                                                                                       ------------      -----
TOTAL INVESTMENTS (cost $196,122,961)  * ........................                                       196,122,961       84.9
Other Assets and Liabilities ....................................                                        34,967,348       15.1
                                                                                                       ------------      -----
NET ASSETS ......................................................                                      $231,090,309      100.0
                                                                                                       ------------      -----
                                                                                                       ------------      -----

--------------

          + The coupon rate shown on floating rate note represents the rate at period end.
          *  For Federal income tax purposes, cost is $196,123,771

    The accompanying notes are an integral part of the financial statements.

                                       F1

                             GT GLOBAL DOLLAR FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                           June 30, 1997 (Unaudited)

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (amortized cost $122,372,183) (Note 1).......................  $122,372,183
  Repurchase agreements, at value and cost (Note 1)................................................   73,750,778
  U.S. currency....................................................................................       39,834
  Receivable for Fund shares sold..................................................................   37,701,110
  Receivable from Chancellor LGT Asset Management, Inc.............................................      257,482
  Interest receivable..............................................................................       48,998
                                                                                                     -----------
    Total assets...................................................................................  234,170,385
                                                                                                     -----------
Liabilities:
  Payable for Fund shares repurchased..............................................................    2,542,764
  Payable for investment management and administration fees (Note 2)...............................      167,020
  Payable for transfer agent fees (Note 2).........................................................      164,924
  Payable for printing and postage expenses........................................................       73,104
  Payable for registration and filing fees.........................................................       52,413
  Payable for service and distribution expenses (Note 2)...........................................       49,736
  Payable for professional fees....................................................................       14,872
  Payable for Directors' fees and expenses (Note 2)................................................        7,150
  Payable for fund accounting fees (Note 2)........................................................        2,230
  Payable for custodian fees.......................................................................        1,851
  Other accrued expenses...........................................................................        4,012
                                                                                                     -----------
    Total liabilities..............................................................................    3,080,076
                                                                                                     -----------
Net assets.........................................................................................  $231,090,309
                                                                                                     -----------
                                                                                                     -----------
Class A:
Net asset value and redemption price per share
 ($126,902,978 DIVIDED BY 126,963,124 shares outstanding)..........................................  $      1.00
                                                                                                     -----------
                                                                                                     -----------
Class B:+
Net asset value and offering price per share
 ($100,809,683 DIVIDED BY 100,768,003 shares outstanding)..........................................  $      1.00
                                                                                                     -----------
                                                                                                     -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share
 ($3,377,648 DIVIDED BY 3,377,610 shares outstanding)..............................................  $      1.00
                                                                                                     -----------
                                                                                                     -----------
  Net assets: At June 30, 1997, net assets consisted of paid-in capital of $231,090,309.

--------------
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                       F2

                             GT GLOBAL DOLLAR FUND

                            STATEMENT OF OPERATIONS

                   Six months ended June 30, 1997 (Unaudited)

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Interest income...............................................................................  $8,226,459
                                                                                                  ---------
    Total investment income.....................................................................  8,226,459
                                                                                                  ---------
Expenses:
  Investment management and administration fees (Note 2)........................................    763,168
  Service and distribution expenses: (Note 2)
    Class A..........................................................................  $ 237,188
    Class B..........................................................................    523,679    760,867
                                                                                       ---------
  Transfer agent fees (Note 2)..................................................................    546,760
  Registration and filing fees..................................................................    283,668
  Printing and postage expenses.................................................................     55,724
  Professional fees.............................................................................     46,345
  Fund accounting fees (Note 2).................................................................     38,168
  Custodian fees (Note 4).......................................................................     32,187
  Directors' fees and expenses (Note 2).........................................................      9,851
  Other expenses................................................................................      8,334
                                                                                                  ---------
    Total expenses before reductions............................................................  2,545,072
                                                                                                  ---------
      Expenses waived by Chancellor LGT Asset Management, Inc. (Note 2).........................   (367,031)
      Expense reimbursed by Chancellor LGT Asset Management, Inc. (Note 2)......................   (257,482)
      Expense reductions (Note 4)...............................................................    (32,174)
                                                                                                  ---------
    Total net expenses..........................................................................  1,888,385
                                                                                                  ---------
Net investment income...........................................................................  6,338,074
                                                                                                  ---------
Net increase in net assets resulting from operations............................................  $6,338,074
                                                                                                  ---------
                                                                                                  ---------

    The accompanying notes are an integral part of the financial statements.

                                       F3

                             GT GLOBAL DOLLAR FUND

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                             SIX MONTHS
                                                                                ENDED        YEAR ENDED
                                                                            JUNE 30, 1997   DECEMBER 31,
                                                                             (UNAUDITED)        1996
                                                                            -------------  --------------
Increase (Decrease) in net assets
Operations:
  Net investment income...................................................  $   6,338,074  $   15,135,332
                                                                            -------------  --------------
    Net increase in net assets resulting from operations..................      6,338,074      15,135,332
                                                                            -------------  --------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income..............................................     (4,180,682)    (11,055,154)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income..............................................     (1,937,899)     (3,791,539)
Advisor Class: (Note 1)
Distributions to shareholders:
  From net investment income..............................................       (219,493)       (288,639)
                                                                            -------------  --------------
    Total distributions...................................................     (6,338,074)    (15,135,332)
                                                                            -------------  --------------
Capital share transactions: (Note 3)
  Increase from capital shares sold and reinvested........................  4,388,320,235  16,871,270,679
  Decrease from capital shares repurchased................................  (4,693,139,474) (16,620,368,622)
                                                                            -------------  --------------
    Net increase (decrease) from capital share transactions...............   (304,819,239)    250,902,057
                                                                            -------------  --------------
Total increase (decrease) in net assets...................................   (304,819,239)    250,902,057
Net assets:
  Beginning of period.....................................................    535,909,548     285,007,491
                                                                            -------------  --------------
  End of period *.........................................................  $ 231,090,309  $  535,909,548
                                                                            -------------  --------------
                                                                            -------------  --------------

--------------
   * Includes undistributed net investment income of $0.

    The accompanying notes are an integral part of the financial statements.

                                       F4

                             GT GLOBAL DOLLAR FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                         CLASS A+
                                          -----------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED
                                           JUNE 30,                     YEAR ENDED DECEMBER 31,
                                             1997      ----------------------------------------------------------
                                          (UNAUDITED)     1996        1995        1994        1993        1992
                                          -----------  ----------  ----------  ----------  ----------  ----------
Net investment income...................       0.022       0.044       0.050       0.032       0.022       0.028
Distributions from net investment
 income.................................      (0.022)     (0.044)     (0.050)     (0.032)     (0.022)     (0.028)
                                          -----------  ----------  ----------  ----------  ----------  ----------
Net asset value (unchanged during the
 period)................................   $    1.00   $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
                                          -----------  ----------  ----------  ----------  ----------  ----------
                                          -----------  ----------  ----------  ----------  ----------  ----------
Total investment return (a).............        2.22%       4.50%       5.08%        3.3%        2.2%        2.8%
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $ 126,903   $ 392,623   $ 183,761   $ 320,858   $  87,822   $  81,674
Ratio of net investment income to
 average net assets:
  With expense reductions, waivers, and
   reimbursements by Chancellor LGT
   Asset Management, Inc. (b) (Notes 2 &
   4)...................................        4.42%       4.39%       4.94%       3.40%       2.17%       2.78%
  Without expense reductions, waivers,
   and reimbursements by Chancellor LGT
   Asset Management, Inc. (b)...........        3.98%       4.08%       4.66%       3.15%       1.46%       2.47%
Ratio of expenses to average net
 assets: (b)
  With expense reductions, waivers, and
   reimbursements by Chancellor LGT
   Asset Management, Inc. (b) (Notes 2 &
   4)...................................        0.98%       0.99%       0.97%       0.92%       1.00%       1.25%
  Without expense reductions, waivers,
   and reimbursements by Chancellor LGT
   Asset Management, Inc. (b)...........        1.42%       1.30%       1.25%       1.17%       1.72%       1.56%

----------------

  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++  Commencing June 1, 1995, the Fund began offering Advisor Class shares.
 (a) Not annualized for periods of less than one year.
 (b) Annualized for periods of less than one year.

    The accompanying notes are an integral part of the financial statements.

                                       F5

                             GT GLOBAL DOLLAR FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                    CLASS B++
                                          --------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                                         APRIL 1, 1993
                                           JUNE 30,         YEAR ENDED DECEMBER 31,             TO
                                             1997      ----------------------------------  DECEMBER 31,
                                          (UNAUDITED)     1996        1995        1994         1993
                                          -----------  ----------  ----------  ----------  -------------
Net investment income...................       0.018       0.037       0.040       0.025         0.010
Distributions from net investment
 income.................................      (0.018)     (0.037)     (0.040)     (0.025)       (0.010)
                                          -----------  ----------  ----------  ----------  -------------
Net asset value (unchanged during the
 period)................................   $    1.00   $    1.00   $    1.00   $    1.00     $    1.00
                                          -----------  ----------  ----------  ----------  -------------
                                          -----------  ----------  ----------  ----------  -------------
Total investment return (a).............        1.84%       3.73%       4.29%       2.53%          1.4%
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $ 100,810   $ 128,308   $  99,151   $ 109,936     $   3,478
Ratio of net investment income to
 average net assets:
  With expense reductions, waivers, and
   reimbursements by Chancellor LGT
   Asset Management, Inc. (b) (Notes 2 &
   4)...................................        3.67%       3.64%       4.19%       2.65%         1.42%
  Without expense reductions, waivers,
   and reimbursements by Chancellor LGT
   Asset Management, Inc. (b)...........        3.23%       3.33%       3.91%       2.40%         0.86%
Ratio of expenses to average net
 assets: (b)
  With expense reductions, waivers, and
   reimbursements by Chancellor LGT
   Asset Management, Inc. (b) (Notes 2 &
   4)...................................        1.73%       1.74%       1.72%       1.67%         1.75%
  Without expense reductions, waivers,
   and reimbursements by Chancellor LGT
   Asset Management, Inc. (b)...........        2.17%       2.05%       2.00%       1.92%         2.31%

----------------

  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++  Commencing June 1, 1995, the Fund began offering Advisor Class shares.
 (a) Not annualized for periods of less than one year.
 (b) Annualized for periods of less than one year.

    The accompanying notes are an integral part of the financial statements.

                                       F6

                             GT GLOBAL DOLLAR FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                      ADVISOR CLASS+++
                                          -----------------------------------------
                                          SIX MONTHS
                                             ENDED                    JUNE 1, 1995
                                           JUNE 30,     YEAR ENDED         TO
                                             1997      DECEMBER 31,   DECEMBER 31,
                                          (UNAUDITED)      1996           1995
                                          -----------  -------------  -------------
Net investment income...................       0.022         0.044          0.030
Distributions from net investment
 income.................................      (0.022)       (0.044)        (0.030)
                                          -----------  -------------  -------------
Net asset value (unchanged during the
 period)................................   $    1.00     $    1.00      $    1.00
                                          -----------  -------------  -------------
                                          -----------  -------------  -------------
Total investment return (a).............        2.22%         4.50%          2.92%
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   3,378     $  14,978      $   2,096
Ratio of net investment income to
 average net assets:
  With expense reductions, waivers, and
   reimbursements by Chancellor LGT
   Asset Management, Inc. (b) (Notes 2 &
   4)...................................        4.42%         4.39%          4.94%
  Without expense reductions, waivers,
   and reimbursements by Chancellor LGT
   Asset Management, Inc. (b)...........        4.23%         4.33%          4.91%
Ratio of expenses to average net
 assets: (b)
  With expense reductions, waivers, and
   reimbursements by Chancellor LGT
   Asset Management, Inc. (b) (Notes 2 &
   4)...................................        0.98%         0.99%          0.97%
  Without expense reductions, waivers,
   and reimbursements by Chancellor LGT
   Asset Management, Inc. (b)...........        1.17%         1.05%           1.0%

----------------

  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++  Commencing June 1, 1995, the Fund began offering Advisor Class shares.
 (a) Not annualized for periods of less than one year.
 (b) Annualized for periods of less than one year.

    The accompanying notes are an integral part of the financial statements.

                                       F7

                             GT GLOBAL DOLLAR FUND

                         NOTES TO FINANCIAL STATEMENTS

                           June 30, 1997 (Unaudited)

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Dollar Fund ("Fund") is a diversified series of GT Investment Portfolios, Inc. ("Company"). The Company is registered under the Investment Company Act of 1940, as amended (1940 Act), as an open-end management investment company.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles and the financial statements may include certain estimates made by management.

(A) PORTFOLIO VALUATION
Securities are valued at amortized cost, which approximates market value.

(B) FEDERAL INCOME TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, and unrealized appreciation of securities held, or for excise tax on income and capital gains.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity. Chancellor LGT Asset Management, Inc. (the "Manager") is responsible for determining that the value of these underlying securities remains at least equal to the resale price.

(D) OTHER
Security transactions are recorded on the trade date (date the order to buy or sell is executed). Interest income is recorded on an accrual basis. Dividends to shareholders from net investment income are declared daily and paid or reinvested monthly.

2. RELATED PARTIES
The Manager serves as the investment manager and administrator of the Fund. The Fund pays the Manager investment management and administration fees at the annualized rate of 0.50% of the Fund's average daily net assets. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are sold.

GT Global, Inc., an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A shares for purchase. Certain redemptions of Class A shares made within two year of purchase are subject to contingent deferred sales charges ("CDSCs"), in accordance with the Fund's current prospectus. Class B shares of the Fund are available only through an exchange of Class B shares of other GT Global Mutual Funds. Certain redemptions of Class B shares made within six years of purchase are also subject to CDSCs, in accordance with the Fund's current prospectus. For the period ended June 30, 1997, GT Global collected CDSCs in the amount of $758,077. In addition, GT Global may, from time to time, make ongoing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares less any amounts paid by the Fund as the aforementioned service fee for GT Global's expenditures incurred in providing services as distributor. GT Global does not currently intend to seek reimbursement of any amounts under the Class A Plan. All expenses for which GT Global could be reimbursed under the Class A Plan will have been incurred within one year prior to such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. GT Global does not currently intend to seek reimbursement of any amounts in excess of 0.75% of average daily net assets under the Class B Plan. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, interest, taxes

                                       F8

                             GT GLOBAL DOLLAR FUND

and extraordinary expenses) to the annual rate of 1.00%, 1.75%, and 1.00% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of its investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent for the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Company pays each of its Directors who is not an employee, officer or director of the Manager, GT Global or GT Services $1,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by LGT and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

3. CAPITAL SHARES
At June 30, 1997, there were 2,000,000,000 shares of the Company's common stock authorized, at $0.001 per share. Of this number, 1,500,000,000 shares have been classified as shares of the Fund; 500 million shares have been classified as Class A shares, 500 million have been classified as Class B shares, and 500 million have been classified as Advisor Class shares. These amounts may be increased from time to time at the discretion of the Board of Directors. Transactions in capital shares of the Fund were as follows:

                           CAPITAL SHARE TRANSACTIONS

                                            SIX MONTHS ENDED
                                              JUNE 30, 1997            YEAR ENDED
                                               (UNAUDITED)         DECEMBER 31, 1996
                                          ---------------------  ----------------------
CLASS A                                      SHARES & AMOUNT        SHARES & AMOUNT
----------------------------------------  ---------------------  ----------------------
Shares sold.............................         3,389,048,993          14,275,856,684
Shares issued in connection with
  reinvestment of distributions.........             2,541,863               7,664,536
                                          ---------------------  ----------------------
                                                 3,391,590,856          14,283,521,220
Shares repurchased......................        (3,657,311,241)        (14,074,631,817)
                                          ---------------------  ----------------------
Net increase (decrease).................          (265,720,385)            208,889,403
                                          ---------------------  ----------------------
                                          ---------------------  ----------------------

                                            SIX MONTHS ENDED
                                              JUNE 30, 1997            YEAR ENDED
                                               (UNAUDITED)         DECEMBER 31, 1996
                                          ---------------------  ----------------------
CLASS B                                      SHARES & AMOUNT        SHARES & AMOUNT
----------------------------------------  ---------------------  ----------------------
Shares sold.............................           907,543,753           2,348,173,773
Shares issued in connection with
  reinvestment of distributions.........             1,231,238               2,261,688
                                          ---------------------  ----------------------
                                                   908,774,991           2,350,435,461
Shares repurchased......................          (936,273,398)         (2,321,320,722)
                                          ---------------------  ----------------------
Net increase (decrease).................           (27,498,407)             29,114,739
                                          ---------------------  ----------------------
                                          ---------------------  ----------------------

                                            SIX MONTHS ENDED
                                              JUNE 30, 1997            YEAR ENDED
                                               (UNAUDITED)         DECEMBER 31, 1996
                                          ---------------------  ----------------------
ADVISOR CLASS                                SHARES & AMOUNT        SHARES & AMOUNT
----------------------------------------  ---------------------  ----------------------
Shares sold.............................            87,803,368             237,098,781
Shares issued in connection with
  reinvestment of distributions.........               150,848                 215,804
                                          ---------------------  ----------------------
                                                    87,954,216             237,314,585
Shares repurchased......................           (99,554,834)           (224,416,508)
                                          ---------------------  ----------------------
Net increase (decrease).................           (11,600,618)             12,898,077
                                          ---------------------  ----------------------
                                          ---------------------  ----------------------

4. EXPENSE REDUCTIONS
For the period ended June 30, 1997, the Fund's custody fees were offset by $32,174 of credits on cash held at the custodian.

                                       F9